SUPPLEMENT TO THE PROSPECTUS
                              DATED JUNE 30, 1998
                            MASON STREET FUNDS, INC.


The Prospectus is amended by replacing page 13 with the following:

---------------------------------
SERIES FUND PORTFOLIO PERFORMANCE
---------------------------------

ASSUMING CLASS B SHARES TOTAL FUND OPERATING EXPENSES
AND REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD



                                                                   10 Years or
                                                                       Since
Portfolio (Inception Date)                1 Year  3 Years  5 Years   Inception
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK
  (November 30, 1990<F1>)                43.14%   23.36%   19.45%    21.08%
-------------------------------------------------------------------------------
GROWTH STOCK  (May 3, 1994)              40.61%   26.54%       NA    22.30%
-------------------------------------------------------------------------------
GROWTH AND INCOME STOCK
  (May 3, 1994)                          36.04%   25.81%       NA    21.82%
-------------------------------------------------------------------------------
HIGH YIELD BOND  (May 3, 1994)           13.58%   14.93%       NA    13.17%
-------------------------------------------------------------------------------
SELECT BOND  (June 26, 1984)              6.08%    6.88%    5.72%     7.85%
-------------------------------------------------------------------------------



ASSUMING CLASS B SHARES TOTAL FUND OPERATING EXPENSES
AND NO REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD

                                                                   10 Years or
                                                                       Since
Portfolio (Inception Date)              1 Year    3 Years  5 Years   Inception
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK
  (November 30, 1990<F1>)               47.14%    24.01%   19.55%    21.08%
-------------------------------------------------------------------------------
GROWTH STOCK  (May 3, 1994)             44.61%    27.16%       NA    22.73%
-------------------------------------------------------------------------------
GROWTH AND INCOME STOCK
  (May 3, 1994)                         40.04%    26.44%       NA    22.25%
-------------------------------------------------------------------------------
HIGH YIELD BOND  (May 3, 1994)          17.58%    15.69%       NA    13.70%
-------------------------------------------------------------------------------
SELECT BOND  (June 26, 1984)            10.08%     7.75%    5.88%     7.85%
-------------------------------------------------------------------------------
<F1> Includes performance of predecessor fund that was merged into the Series
     Fund on May 3, 1994.


            The date of this Prospectus Supplement is July 15, 1998.